Financial Risk Management - Summary of Credit Quality of Cash and Cash Equivalents and Receivables (Detail) - AUD ($)	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Cash at bank and short-term bank deposits excluding restricted cash Minimum rating of A	$ 123,417,716	$ 79,995,129	$ 60,593,191	$ 26,322,047
External Credit A Grades [member]
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Cash at bank and short-term bank deposits excluding restricted cash Minimum rating of A	$ 123,417,716	$ 79,995,129